Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31/12/2012

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   February 14, 2013"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29

"Form 13F Information Table Value Total: 246,461 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE

AMARIN CORP PLC SPONS ADR NEW	ADR	23111206	 405 	50000	SH		SOLE	50000
AMERICAN INTL GROUP INC COM NEW	COM	26874784	 755 	21400	SH		SOLE	21400
AMERICAN RLTY CAP TR INC COM	COM	02917L101	 577 	50000	SH		SOLE	50000
ATMEL CORP COM			COM	49513104	 485 	74100	SH		SOLE	74100
BHP BILLITON PLC SPONSORED ADR	ADR	05545E209	 151 	2146	SH		SOLE	2146
CANON INC ADR			ADR	138006309	 21 	544	SH		SOLE	544
CARNIVAL CORP PAIRED CTF	CTF	143658300	 1041 	28308	SH		SOLE	28308
CITIGROUP INC COM NEW		COM	172967424	 752 	19000	SH		SOLE	19000
COMCAST CORP NEW CL A SPL	CL A	20030N200	 8036 	223536	SH		SOLE	223536
COVENTRY HEALTH CARE INC COM	COM	222862104	 27448 	612263	SH		SOLE	612263
CYMER INC COM			COM	232572107	 16277 	180000	SH		SOLE	180000
GARDNER DENVER INC COM		COM	365558105	 9217 	134562	SH		SOLE	134562
GENERAL ELECTRIC CO COM		COM	369604103	 712 	33900	SH		SOLE	33900
HERTZ GLOBAL HOLDINGS INC COM	COM	42805T105	 814 	50000	SH		SOLE	50000
ILLUMINA INC COM		COM	452327109	 3364 	60513	SH		SOLE	60513
MIPS TECHNOLOGIES INC COM	COM	604567107	 839 	107300	SH		SOLE	107300
MONSTER WORLDWIDE INC COM	COM	611742107	 1405 	250000	SH		SOLE	250000
NEWS CORP CL B			CL B	65248E203	 185 	7032	SH		SOLE	7032
NEXEN INC COM			COM	65334H102	 58702 	2178986	SH		SOLE	2178986
NYSE EURONEXT COM		COM	629491101	 5267 	166979	SH		SOLE	166979
PANASONIC CORP ADR		ADR	69832A205	 308 	50734	SH		SOLE	50734
PLAINS EXPL& PRODTN CO		COM	726505100	 25348 	540000	SH		SOLE	540000
PSS WORLD MED INC COM		COM	69366A100	 2888 	100000	SH		SOLE	100000
RYANAIR HLDGS PLC SPONSORED ADR	ADR	783513104	 2323 	67775	SH		SOLE	67775
SAUER-DANFOSS INC COM		COM	804137107	 1067 	20000	SH		SOLE	20000
SHAW GROUP INC COM		COM	820280105	 47585 	1020914	SH		SOLE	1020914
SUNRISE SENIOR LIVING INC COM	COM	86768K106	 379 	26365	SH		SOLE	26365
WARNACO GROUP INC COM NEW	COM	934390402	 29427 	411163	SH		SOLE	411163
ONE LIBERTY PPTYS INC COM	COM	682406103	 684 	33701	SH		SOLE	33701